Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 10 — Fair Value Measurements
The Company measures its financial assets and liabilities at fair value each reporting period using a fair value hierarchy that prioritizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value, as follows:
Level 1 Observable inputs, such as quoted prices in active markets for identical assets or liabilities;
Level 2 Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
Level 3 Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
The Company uses the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
The carrying amounts of Company’s financial instruments, which include cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities and certain other current liabilities approximate fair value because of their short-term maturities.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of June 30, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$3,417	$—	$—	$3,417
Marketable securities
US Treasury securities	22,959	—	—	22,959
Corporate debt securities	—	21,967	—	21,967
Commercial paper	—	40,912	—	40,912
Asset backed securities	—	10,530	—	10,530

Total financial assets	$26,376	$73,409	$—	$99,785

Liabilities:
Contingent consideration	$—	$—	$31,000	$31,000

Total financial liabilities	$—	$—	$31,000	$31,000

	As of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000

Total financial assets	$100,000	$—	$—	$100,000

Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700

Total financial liabilities	$—	$—	$13,700	$13,700

The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Contingent Consideration

Fair value as of December 31, 2021	$13,700

Loss on change in fair value of contingent consideration	17,300

Fair value as of June 30, 2022	$31,000

The fair value of contingent consideration related to Apollo acquisition is classified as Level 3 financial instruments. To determine the fair value of the contingent consideration, the Company used a Monte Carlo simulation model. The Monte Carlo simulation considered assumptions including revenue volatilities, risk free rates, discount rates and additional revenue discount rate. Additionally, other key assumptions included forecasted revenues from new customers and probability of achieving it. The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of contingent consideration as of June 30, 2022 and December 31, 2021:

	As of June 30, 2022	As of December 31, 2021

Risk-free interest rate	2.62%	0.56%
Expected revenue volatility	19.0%	20.0%
Revenue discount rate	7.50%	5.50%
Discount rate	4.80%	3.25%
The Company began investing in available-for-sale marketable securities in the first quarter of 2022. These marketable securities are classified as short term investments on the condensed consolidated balance sheets. The following is a summary of available-for-sale marketable securities as of June 30, 2022 (in thousands):

	As of June 30, 2022
Description	Amortized Cost	Gross Unrealized Loss	Fair Value

U.S. Treasury securities	$23,006	$(47)	$22,959
Corporate debt securities	22,093	(126)	21,967
Commercial paper	40,912	—	40,912
Asset backed securities	10,590	(60)	10,530

Total available-for-sale marketable securities	$96,601	$(233)	$96,368

The following table presents the breakdown of the
available-for-sale
marketable securities in an unrealized loss position as of June 30, 2022 (in thousands).

	June 30, 2022
	Fair Value	Gross Unrealized Loss
U.S. Treasury securities
Less than 12 months	$22,959	$47

Total	$22,959	$47

Corporate debt securities
Less than 12 months	$21,967	$126

Total	$21,967	$126

Commercial paper
Less than 12 months	$40,912	$—

Total	$40,912	$—

Asset backed securities
Less than 12 months	$2,828	$25
Greater than 12 months	7,702	35

Total	$10,530	$60

The Company does not believe these
available-for-sale
marketable securities to be other-than-temporarily impaired as of June 30, 2022.There were no realized gains or losses on available-for-sale
marketable securities during the three and six months ended June 30, 2022.

	As of June 30, 2022
in thousands	Amortized Cost	Fair Value

Due in 1 year or less	$88,864	$88,666
Due in 1-2 years	$7,737	$7,702

Note 11 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000
Total financial assets	$100,000	$—	$—	$100,000
Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700
Total financial liabilities	$—	$—	$13,700	$13,700
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Contingent Consideration
Fair value as of January 1, 2021	$—
Recognition of contingent consideration liability upon acquisition	18,400
Gain on change in fair value included in other income, net	4,700
Fair value as of December 31, 2021	$13,700
Money market account is included within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
The fair value of contingent consideration related to Apollo acquisition is classified as Level 3 financial instruments. To determine the fair value of the contingent consideration, the Company used Monte Carlo simulation model. The Monte Carlo simulation considered assumptions including revenue volatilities, risk free rates, discount rates and additional revenue discount rate. Additionally, other key assumptions included forecasted revenue from new customers and probability of achieving it. The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of contingent consideration:

Contingent Consideration
Risk-free interest rate	0.56%
Expected revenue volatility	20.0%
Revenue discount rate	5.50%
Discount rate	3.25%